Balance Sheet Details (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Sep. 30, 2022 USD ($) shares	Jul. 31, 2022 Employee shares	Dec. 31, 2020 USD ($) shares
Balance Sheet Details [Abstract]
Depreciation expense	$ 6,262	$ 6,071	$ 18,786	$ 10,520	$ 16,782
Accrued compensation								$ 266,852
Number of employees released from accrued expense (in Employee) | Employee							9
Accrued annual corporate bonus expense						$ 400,000
Common Stock, Shares, Issued (in Shares) | shares					2,308,877	23,536,070	300,000	2,293,154
Accrued professional fees					$ 294,130	$ 700,000		$ 23,216